Restructuring and Related Reorganization Charges - Additional Information (Detail) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring and related reorganization charges	$ 25,630	$ 25,630
Minimum
Restructuring Cost and Reserve [Line Items]
Expected additional restructuring charges	10,000	10,000
Maximum
Restructuring Cost and Reserve [Line Items]
Expected additional restructuring charges	$ 15,000	$ 15,000